Intangible assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 13,258	$ 11,998
Ending balance	13,205	13,258
COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	20,001	17,995
Additions	1,504	1,391
Acquired through business combinations	67	1,337
Transfers	506	406
Retirements and disposals	(46)	(96)
Impairment losses recognized in earnings	(192)	(82)
Amortization	(990)	(950)
Ending balance	20,850	20,001
ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(6,743)	(5,997)
Retirements and disposals	43	(73)
Amortization	869	(810)
Other	76	9
Ending balance	(7,645)	(6,743)
BRANDS
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,443	2,333
Ending balance	2,409	2,443
BRANDS | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,443	2,333
Additions	0	0
Acquired through business combinations	1	110
Transfers	(4)	0
Retirements and disposals	0	0
Impairment losses recognized in earnings	(31)	0
Amortization	0	0
Ending balance	2,409	2,443
BRANDS | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Retirements and disposals	0	0
Amortization	0	0
Other	0	0
Ending balance	0	0
SPECTRUM AND OTHER LICENCES
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	3,534	3,288
Ending balance	3,587	3,534
SPECTRUM AND OTHER LICENCES | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	3,534	3,288
Additions	56	0
Acquired through business combinations	0	246
Transfers	0	0
Retirements and disposals	(1)	0
Impairment losses recognized in earnings	(2)	0
Amortization	0	0
Ending balance	3,587	3,534
SPECTRUM AND OTHER LICENCES | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Retirements and disposals	0	0
Amortization	0	0
Other	0	0
Ending balance	0	0
BROADCAST LICENCES
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,251	2,322
Ending balance	2,111	2,251
BROADCAST LICENCES | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,251	2,322
Additions	0	0
Acquired through business combinations	5	0
Transfers	0	(1)
Retirements and disposals	0	0
Impairment losses recognized in earnings	(145)	(70)
Amortization	0	0
Ending balance	2,111	2,251
BROADCAST LICENCES | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Retirements and disposals	0	0
Amortization	0	0
Other	0	0
Ending balance	0	0
TOTAL
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	8,228	7,943
Ending balance	8,107	8,228
TOTAL | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	8,228	7,943
Additions	56	0
Acquired through business combinations	6	356
Transfers	(4)	(1)
Retirements and disposals	(1)	0
Impairment losses recognized in earnings	(178)	(70)
Amortization	0	0
Ending balance	8,107	8,228
TOTAL | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Retirements and disposals	0	0
Amortization	0	0
Other	0	0
Ending balance	0	0
SOFTWARE
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,713	2,545
Ending balance	2,805	2,713
SOFTWARE | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	8,689	7,861
Additions	362	344
Acquired through business combinations	9	98
Transfers	506	407
Retirements and disposals	(41)	(21)
Impairment losses recognized in earnings	0	0
Amortization	0	0
Ending balance	9,525	8,689
SOFTWARE | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(5,976)	(5,316)
Retirements and disposals	39	(21)
Amortization	707	(672)
Other	76	9
Ending balance	(6,720)	(5,976)
CUSTOMER RELATION- SHIPS
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,338	646
Ending balance	1,287	1,338
CUSTOMER RELATION- SHIPS | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,950	1,159
Additions	13	31
Acquired through business combinations	51	780
Transfers	0	0
Retirements and disposals	0	(20)
Impairment losses recognized in earnings	0	0
Amortization	0	0
Ending balance	2,014	1,950
CUSTOMER RELATION- SHIPS | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(612)	(513)
Retirements and disposals	0	0
Amortization	115	(99)
Other	0	0
Ending balance	(727)	(612)
PROGRAM AND FEATURE FILM RIGHTS
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	741	682
Ending balance	704	741
PROGRAM AND FEATURE FILM RIGHTS | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	741	682
Additions	967	1,009
Acquired through business combinations	0	0
Transfers	0	0
Retirements and disposals	0	0
Impairment losses recognized in earnings	(14)	0
Amortization	(990)	(950)
Ending balance	704	741
PROGRAM AND FEATURE FILM RIGHTS | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Retirements and disposals	0	0
Amortization	0	0
Other	0	0
Ending balance	0	0
OTHER
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	238	182
Ending balance	302	238
OTHER | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	393	350
Additions	106	7
Acquired through business combinations	1	103
Transfers	4	0
Retirements and disposals	(4)	(55)
Impairment losses recognized in earnings	0	(12)
Amortization	0	0
Ending balance	500	393
OTHER | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(155)	(168)
Retirements and disposals	4	(52)
Amortization	47	(39)
Other	0	0
Ending balance	(198)	(155)
TOTAL
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	5,030	4,055
Ending balance	5,098	5,030
TOTAL | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	11,773	10,052
Additions	1,448	1,391
Acquired through business combinations	61	981
Transfers	510	407
Retirements and disposals	(45)	(96)
Impairment losses recognized in earnings	(14)	(12)
Amortization	(990)	(950)
Ending balance	12,743	11,773
TOTAL | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(6,743)	(5,997)
Retirements and disposals	43	(73)
Amortization	869	(810)
Other	76	9
Ending balance	$ (7,645)	$ (6,743)